WARRANTS (Tables)	12 Months Ended
Dec. 31, 2023
Warrants
SCHEDULE OF WARRANTS
	2023	2022
Beginning balance	75,527,744	45,551,549
Issued	21,540,438	38,095,694
Exercised	(21,540,438)	(7,619,499)
Expired/Cancelled	(400,000)	(500,000)
Ending Balance	75,127,744	75,527,744

SCHEDULE OF WARRANTS OUTSTANDING

Warrants outstanding at December 31, 2023:

Number	Remaining Life	Exercise Price
1,904,762	48 months	$0.0001
1,904,762	47 months	$0.0001
1,904,762	46 months	$0.0001
1,904,762	44 months	$0.0001
22,857,147	40 months	$0.0001
21,540,438	35 months	$0.02
3,000,000	12 months	$0.09
4,000,000	29 months	$0.10
3,500,000	29 months	$0.11
500,000	7 months	$0.124
1,111,111	8 months	$0.14
3,000,000	12 months	$0.15
3,000,000	8 months	$0.15
5,000,000	8 months	$0.20
75,127,744	31.6 weighted average	$0.048 weighted average